Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2019	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jul. 13, 2020	Sep. 16, 2019	May 25, 2016
Common stock, shares authorized (in shares)				500,000,000	0
Common stock shares issued, amount					$ 80,000	$ 0	$ 69,305
Exercised vested stock options				326,030	458,770	2,845,482	695,384
Common stock, number of vote per share					$ 1
Common stock, par value (in USD per share)				$ 0.0005	$ 0.0005
Preferred stock, shares authorized (in shares)				10,000,000	1,000,000	1,000,000
Preferred stock, par value (in USD per share)				$ 0.001	$ 0.001	$ 0.001
Private Placement
Common stock shares issued, amount	$ 79,900	$ 51,400	$ 17,800
Common stock shares issued	3,678,161
IPO
Common stock, shares authorized (in shares)				500,000,000				500,000,000
Common stock, par value (in USD per share)				$ 0.0005				$ 0.0005
Preferred stock, shares authorized (in shares)				10,000,000				10,000,000
Preferred stock, par value (in USD per share)				$ 0.001				$ 0.001
Common Stock Voting Shares
Common stock, shares authorized (in shares)									99,708,247	89,708,247
Common stock shares issued related to business combinations					1,502,772
Common Stock Voting Shares | Private Placement
Common stock shares issued	3,448,276	3,958,354	1,784,700
Nonvoting Common Stock
Common stock, shares authorized (in shares)				0	10,291,753	10,291,753			10,291,753	10,291,753
Common stock, par value (in USD per share)				$ 0.0005	$ 0.0005	$ 0.0005
Nonvoting Common Stock | Private Placement
Common stock shares issued	229,885